Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2020		$ 2,487	$ 1,287	$ 865,761		$ 6,818,739	$ 50,440	$ 7,738,714
Balance (in Shares) at Dec. 31, 2020	[1]	24,871,433	12,860,877
Declaration of dividends						(7,059,271)		(7,059,271)
Net income						8,695,784		8,695,784
Foreign currency translation adjustments							(342,181)	(342,181)
Balance at Dec. 31, 2021		$ 2,487	$ 1,287	865,761		8,455,252	(291,741)	9,033,046
Balance (in Shares) at Dec. 31, 2021	[1]	24,871,433	12,860,877
Capital contribution from shareholders				1,500,000				1,500,000
Declaration of dividends						(16,192,884)		(16,192,884)
Appropriation of statutory reserve					22,658	(22,658)
Accretion of convertible redeemable preferred shares						(135,781)		(135,781)
Net income						7,903,611		7,903,611
Foreign currency translation adjustments							287,598	287,598
Balance at Dec. 31, 2022		$ 2,487	$ 1,287	2,365,761	22,658	7,540	(4,143)	2,395,590
Balance (in Shares) at Dec. 31, 2022	[1]	24,871,433	12,860,877
Reverse recapitalization			$ 292	(472,923)				(472,631)
Reverse recapitalization (in Shares)	[1]		2,923,999
Disposal of a subsidiary				472,631				472,631
Capitalization of offering costs pursuant to reverse recapitalization				(3,472,759)				(3,472,759)
Issuance of Class B ordinary shares pursuant to conversion of Series A convertible redeemable preferred shares			$ 58	3,295,723				3,295,781
Issuance of Class B ordinary shares pursuant to conversion of Series A convertible redeemable preferred shares (in Shares)	[1]		582,924
Issuance of Class B ordinary shares to a financial advisor (Note 9)			$ 112	(112)
Issuance of Class B ordinary shares to a financial advisor (Note 9) (in Shares)	[1]		1,120,000
Repurchase and cancellation of Class B ordinary shares (Note 9)			$ (24)	(432,726)				(432,750)
Repurchase and cancellation of Class B ordinary shares (Note 9) (in Shares)	[1]		(240,417)
Appropriation of statutory reserve					135,369	(135,369)
Accretion of convertible redeemable preferred shares						(160,000)		(160,000)
Net income						9,750,046		9,750,046
Foreign currency translation adjustments							39,671	39,671
Balance at Dec. 31, 2023		$ 2,487	$ 1,725	$ 1,755,595	$ 158,027	$ 9,462,217	$ 35,528	$ 11,415,579
Balance (in Shares) at Dec. 31, 2023	[1]	24,871,433	17,247,383

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)